UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Truepoint, Inc.
Address: 4901 Hunt Road, Suite 200
         Cincinniti, OH  45242

13F File Number:  028-13017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Janel E. Carroll
Title:     Chief Compliance Officer
Phone:     513-792-6648

Signature, Place, and Date of Signing:

      /s/  Janel E. Carroll     Cincinnati, OH     May 06, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $166,959 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CINCINNATI FINL CORP           COM              172062101      448    19624 SH       SOLE                        0        0        0
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B   21038E101       56    35707 SH       SOLE                        0        0        0
GENERAL ELECTRIC CO            COM              369604103      269    26570 SH       SOLE                        0        0        0
ISHARES TR                     RUSSELL 3000     464287689     2165    47179 SH       SOLE                   470217        0        0
ISHARES TR                     DJ US INDEX FD   464287846      777   199222 SH       SOLE                   280168        0        0
ISHARES TR                     MSCI GRW IDX     464288885    16297   420907 SH       SOLE                   420907        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     3551    94475 SH       SOLE                   106681        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      697    28090 SH       SOLE                    33026        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     6116   174371 SH       SOLE                   203973        0        0
ISHARES TR                     RUSL 2000 VALU   464287630      251     6363 SH       SOLE                     6363        0        0
PROCTER & GAMBLE CO            COM              742718109     8304   176352 SH       SOLE                        0        0        0
SPDR SERIES TRUST              DJ WLSH REIT ETF 78464A607      233     5760 SH       SOLE                     5760        0        0
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819      315     4116 SH       SOLE                     5590        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      228     2901 SH       SOLE                     3529        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736    20209   540945 SH       SOLE                   540945        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538    21495   657951 SH       SOLE                   657951        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    13403   552026 SH       SOLE                   340743        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769    71519  1806961 SH       SOLE                  2181756        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      389    16906 SH       SOLE                    12610        0        0
VANGUARD WORLD FD              MEGA VALUE 300   921910840      237     9263 SH       SOLE                     9263        0        0